Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Schedule of Deferred tax assets and liabilities
Recognized in earnings As at December 31
2023 2022 2023 2022
Assets
Property, plant and equipment $ 67,736 $ 84,668 $ 515,872 $ 448,136
Provision for reclamation (4,157) (3,817) 199,659 203,816
Inventories 3,292 1,689 11,540 8,248
Foreign exploration and development (51) (1,816) 2,589 2,641
Income tax losses (gains) (141,907) (66,227) 93,776 235,683
Defined benefit plan actuarial losses - - 4,279 2,698
Long-term investments and other (17,704) (2,355) 65,145 82,849
Deferred tax assets (92,791) 12,142 892,860 984,071
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (92,791) $ 12,142 $ 892,860 $ 984,071
Deferred tax allocated as 2023 2022
Deferred tax assets $ 892,860 $ 984,071
Deferred tax liabilities - -
Net deferred tax asset

$ 892,860 $ 984,071
2023 2022
Deferred tax asset at beginning of year $ 984,071 $ 937,579
Recovery (expense) for the year in net earnings (92,791) 12,142
Recovery for the year in equity - 11,593
Recovery for the year in purchase price equation - 28,196
Recovery (expense) for the year in other comprehensive income 1,581 (5,440)
Effect of movements in exchange rates (1) 1
End of year $ 892,860 $ 984,071
2023 2022
Income tax losses $ 357,148 $ 337,749
Property, plant and equipment 2,299 2,297
Provision for reclamation 68,038 78,336
Long-term investments and other 127,420 18,628
Total $ 554,905 $ 437,010

Schedule of Tax rate reconciliation
2023 2022
Earnings before income taxes and non-controlling interest $ 487,153 $ 84,795
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 131,044 22,810
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 2,990 8,986
Change in unrecognized deferred tax assets 16,759 1,234
Income in equity-accounted investees (41,519) (25,264)
Change in uncertain tax positions (9,331) (6,282)
Bargain purchase gain - (6,129)
Other taxes 11,709 -
Foreign exchange permanent differences 12,044 (2,487)
Other permanent differences 2,641 2,663
Income tax expense (recovery) $ 126,337 $ (4,469)

Schedule of Earnings and income taxes by jurisdiction
2023 2022
Earnings (loss) before income taxes
Canada $ 562,139 $ 99,944
Foreign (74,986) (15,149)
$ 487,153 $ 84,795
Current income taxes
Canada $ 26,230 $ 2,260
Foreign 7,316 5,413
$ 33,546 $ 7,673
Deferred income taxes (recovery)
Canada $ 104,885 $ (10,178)
Foreign (12,094) (1,964)
$ 92,791 $ (12,142)
Income tax expense (recovery) $ 126,337 $ (4,469)

Schedule of Income tax losses
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 14,382 $ 14,382
2027 - - 239 239
2028 - - 62 62
2029 47 - 12,273 12,320
2030 - - 42,357 42,357
2031 - 21,268 - 21,268
2032 272 22,905 - 23,177
2033 - 35,206 - 35,206
2034 - 16,340 4,557 20,897
2035 - 7,448 7,283 14,731
2036 - 45,551 5,737 51,288
2037 27 34,120 3,005 37,152
2038 - - 322 322
2039 953 - 141 1,094
2040 3,110 - 372 3,482
2041 77 - - 77
2042 50 - - 50
2043 71 - - 71
No expiry - 446,639 1,035,704 1,482,343
$ 4,607 $ 629,477 $ 1,126,434 $ 1,760,518